FINANCIAL INSTRUMENTS - Market Risk, Foreign Currency Risk (Details) - Currency risk
€ in Millions, ₩ in Millions, ₨ in Millions, د.إ in Millions, ¥ in Millions, £ in Millions, zł in Millions, R$ in Millions, Kč in Millions, Ft in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 INR (₨)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 AED (د.إ)	Dec. 31, 2021 CZK (Kč)	Dec. 31, 2021 HUF (Ft)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 AUD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 INR (₨)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 AED (د.إ)	Dec. 31, 2020 CZK (Kč)	Dec. 31, 2020 HUF (Ft)	Dec. 31, 2020 PLN (zł)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 INR (₨)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 AED (د.إ)	Dec. 31, 2019 CZK (Kč)	Dec. 31, 2019 HUF (Ft)	Dec. 31, 2019 PLN (zł)	Dec. 31, 2019 HKD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	10.00%
OCI	$ (1,195)	$ (973)	$ (817)
Net income	0	0	0
Canadian dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders				$ 339											$ 521												$ 377
OCI	(27)	(41)	(29)
Net income	0	0	0
Australian dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders					$ 1,708											$ 2,056												$ 2,154
OCI	(124)	(158)	(151)
Net income	0	0	0
British pounds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | £						£ 6,375											£ 4,206												£ 3,275
OCI	(863)	(575)	(434)
Net income	0	0	0
Euros
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | €							€ 1,297											€ 328												€ 339
OCI	(147)	(40)	(38)
Net income	0	0	0
Brazilian reais
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | R$								R$ 745											R$ 3,364												R$ 3,310
OCI	(13)	(65)	(82)
Net income	0	0	0
Indian Rupee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | ₨									₨ 617											₨ 28,281												₨ 26,628
OCI	(1)	(39)	(37)
Net income	0	0	0
Hong Kong Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders																																							$ 0
OCI			0
Net income			0
Chinese Yuan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | ¥										¥ 730											¥ 1,084												¥ 933
OCI	(11)	(17)	(13)
Net income	0	0	0
South Korean Won
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | ₩											₩ 289,443											₩ 204,795												₩ 160,969
OCI	0	(19)	(14)
Net income	0	0	0
United Arab Emirates Dirham
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | د.إ												د.إ 342											د.إ 708												د.إ 683
OCI	(9)	(19)	(19)
Net income	0	0
Czech Koruna
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | Kč													Kč 5											Kč 8												Kč 10
OCI	0	0	0
Net income	0	0
Hungarian Forint
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | Ft														Ft 5											Ft 334												Ft 314
OCI	0	0	0
Net income	$ 0	0
Poland Zloty
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | zł																										zł 3												zł 3
OCI		0	0
Net income		$ 0	$ 0